Nature of Business and Basis of Presentation, Loss Per Share (Q3) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Potential shares of common stock that are not included in the calculation of diluted net loss per share [Abstract]
Potential shares of common stock that are not included in the calculation of diluted net loss per share (in shares)							5,865,628	767,439	758,032	672,048
Reported net loss with reported net loss per share [Abstract]
Net loss	$ (4,509)	$ (4,430)	$ (4,727)	$ (4,241)	$ (4,181)	$ (4,354)	$ (13,666)	$ (12,776)	$ (17,032)	$ (13,382)
Deemed dividend to preferred shareholders (see Note 4)	0						(4,509)		0	(11,590)
Net loss after deemed dividend	$ (4,509)						$ (18,175)		$ (17,032)	$ (24,972)
Weighted average shares outstanding (in shares)	2,646,000			499,000			1,915,000	369,000	404,000	48,000
Basic and diluted loss per share (in dollars per share)	$ (1.70)			$ (8.50)			$ (9.49)	$ (34.59)	$ (42.14)	$ (525.01)
New Accounting Pronouncement [Abstract]
Operating lease right-of-use asset	$ 487						$ 487		$ 0
Operating lease liability	$ 490						$ 490
Warrants to Purchase Common Stock [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per share [Abstract]
Potential shares of common stock that are not included in the calculation of diluted net loss per share (in shares)							5,430,721	608,787	599,293	608,787
Series F Convertible Preferred Stock [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per share [Abstract]
Potential shares of common stock that are not included in the calculation of diluted net loss per share (in shares)							102,185	19,210
Stock Options [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per share [Abstract]
Potential shares of common stock that are not included in the calculation of diluted net loss per share (in shares)							332,722	139,439	140,546	2,766
Restricted Stock Units [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per share [Abstract]
Potential shares of common stock that are not included in the calculation of diluted net loss per share (in shares)							0	3	3	15
ASU 2016-02 [Member] | Adjustments Due to Adoption of ASU 2016-02 [Member]
New Accounting Pronouncement [Abstract]
Operating lease right-of-use asset									$ 600
Operating lease liability									$ 600